                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

February 17, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-149422)

Ladies and Gentlemen:

On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Depositor"), accompanying this letter for filing is Post-Effective Amendment No. 5 ("the Amendment") under the Securities Act of 1933 to the above-mentioned Registration Statement on Form N-4.

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act"). In addition, a request for template review will be submitted under separate cover.

This filing transmits all material terms disclosed in the Prospectus regarding the following changes: group annuity IRA contracts to be issued in New York; expanding the offer of the Contracts to include the ability to roll over initial purchase payments from distributions from a GIFL Select 401(k) Plan, as well as from a GIFL 401(k) Plan (these Plans are retirement plans intended to qualify under Section 401(k) of the Internal Revenue Code and funded, in whole or in part, by a John Hancock USA or John Hancock New York group annuity contract issued by the Depositor or an affiliate of the Depositor); conforming disclosure regarding the Depositor's obligations under the Contracts to other registrations on Form N-4 filed with the Commission; disclosure to reflect the name change of American Diversified Growth & Income Trust to Core Diversified Growth & Income Trust and a corresponding change to the Portfolio's investment objectives and strategies; disclosure to reflect the elimination of a subadviser for Franklin Templeton Founding Allocation Trust; conforming disclosure on additional payment options of death proceeds to include payment by a single check or wire transfer, as well as through a John Hancock Safe Access Account, to other registrations on Form N-4; and other edits to update the prospectus. An additional Post-Effective Amendment will be filed on or before April 30, 2010, to include current Portfolio fees, expense examples and financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted under Rule 485(b).

Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
------------------------------------
Thomas J. Loftus
Senior Counsel - Annuities